Summary of Premiums and Contract Charges by Product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Premiums	$ 63,218	$ 59,070	$ 55,789
Contract charges	74,948	73,446	73,138
Total premiums and contract charges	138,166	132,516	128,927
Traditional life insurance
Product Information [Line Items]
Premiums	48,532	44,222	38,618
Immediate annuities with life contingencies
Product Information [Line Items]
Premiums	5	240	4,349
Accident and health insurance
Product Information [Line Items]
Premiums	14,681	14,608	12,822
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	74,829	73,151	72,740
Fixed annuities
Product Information [Line Items]
Contract charges	$ 119	$ 295	$ 398